Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Financing Receivables
Summary of the components of financing receivables

($ in millions)

			Client Loan and
	Investment in		Installment
	Sales-Type and	Commercial	Payment
	Direct Financing	Financing	Receivables/
At December 31, 2018:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$6,846	$11,889	$13,614	$32,348
Unearned income	(526)	(37)	(632)	(1,195)

Recorded investment	$6,320	$11,852	$12,981	$31,153

Allowance for credit losses	(99)	(13)	(179)	(292)
Unguaranteed residual value	589	—	—	589
Guaranteed residual value	85	—	—	85

Total financing receivables, net	$6,895	$11,838	$12,802	$31,536

Current portion	$2,834	$11,838	$7,716	$22,388
Noncurrent portion	$4,061	$—	$5,086	$9,148

($ in millions)

			Client Loan and
	Investment in		Installment
	Sales-Type and	Commercial	Payment
	Direct Financing	Financing	Receivables/
At December 31, 2017:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$7,128	$11,649	$13,311	$32,087
Unearned income	(535)	(32)	(644)	(1,210)

Recorded investment	$6,593	$11,617	$12,667	$30,877

Allowance for credit losses	(103)	(21)	(211)	(336)
Unguaranteed residual value	630	—	—	630
Guaranteed residual value	100	—	—	100

Total financing receivables, net	$7,220	$11,596	$12,456	$31,272

Current portion	$2,900	$11,596	$7,226	$21,721
Noncurrent portion	$4,320	$—	$5,230	$9,550

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

At December 31, 2018:	Americas	EMEA	Asia Pacific	Total
Recorded investment:
Lease receivables	$3,827	$1,341	$1,152	$6,320
Loan receivables	6,817	3,675	2,489	12,981

Ending balance	$10,644	$5,016	$3,641	$19,301

Recorded investment, collectively evaluated for impairment	$10,498	$4,964	$3,590	$19,052
Recorded investment, individually evaluated for impairment	$146	$52	$51	$249
Allowance for credit losses
Beginning balance at January 1, 2018
Lease receivables	$63	$9	$31	$103
Loan receivables	108	52	51	211

Total	$172	$61	$82	$314

Write-offs	(10)	(2)	(23)	(35)
Recoveries	0	0	2	2
Provision	7	9	0	16
Other*	(11)	(3)	(4)	(19)

Ending balance at December 31, 2018	$158	$65	$56	$279

Lease receivables	$53	$22	$24	$99
Loan receivables	$105	$43	$32	$179
Related allowance, collectively evaluated for impairment	$39	$16	$5	$59
Related allowance, individually evaluated for impairment	$119	$49	$51	$219

* Primarily represents translation adjustments.

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific	Total
Recorded investment:
Lease receivables	$3,911	$1,349	$1,333	$6,593
Loan receivables	6,715	3,597	2,354	12,667

Ending balance	$10,626	$4,946	$3,687	$19,259

Recorded investment, collectively evaluated for impairment	$10,497	$4,889	$3,604	$18,990
Recorded investment, individually evaluated for impairment	$129	$57	$83	$269
Allowance for credit losses
Beginning balance at January 1, 2017
Lease receivables	$54	$4	$76	$133
Loan receivables	169	18	89	276

Total	$223	$22	$165	$410

Write-offs	(51)	(1)	(85)	(137)
Recoveries	1	1	0	2
Provision	(8)	29	(4)	16
Other*	7	11	6	24

Ending balance at December 31, 2017	$172	$61	$82	$314

Lease receivables	$63	$9	$31	$103
Loan receivables	$108	$52	$51	$211
Related allowance, collectively evaluated for impairment	$43	$15	$6	$64
Related allowance, individually evaluated for impairment	$128	$46	$76	$250

* Primarily represents translation adjustments.

Schedule of past due financing receivables

($ in millions)

			Recorded	Billed
	Total	Recorded	Investment	Invoices >90	Recorded
	Recorded	Investment	>90 Days and	Days and	Investment Not
At December 31, 2018:	Investment	>90 Day(1)	Accruing(1)	Accruing	Accruing(2)
Americas	$3,827	$310	$256	$19	$57
EMEA	1,341	25	9	1	16
Asia Pacific	1,152	49	27	3	24

Total lease receivables	$6,320	$385	$292	$24	$97

Americas	$6,817	$259	$166	$24	$99
EMEA	3,675	98	25	3	73
Asia Pacific	2,489	40	11	1	31

Total loan receivables	$12,981	$397	$202	$29	$203

Total	$19,301	$782	$494	$52	$300

(1) At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.

(2) Of the recorded investment not accruing, $249 million is individually evaluated for impairment with a related allowance of $219 million.

($ in millions)

			Recorded	Billed
	Total	Recorded	Investment	Invoices >90	Recorded
	Recorded	Investment	>90 Days and	Days and	Investment Not
At December 31, 2017:	Investment	>90 Days(1)	Accruing(1)	Accruing	Accruing(2) (3)
Americas	$3,911	$239	$197	$29	$44
EMEA	1,349	32	5	3	27
Asia Pacific	1,333	57	23	3	36

Total lease receivables	$6,593	$328	$225	$36	$107

Americas	$6,715	$345	$254	$38	$96
EMEA	3,597	90	17	0	74
Asia Pacific	2,354	63	12	3	54

Total loan receivables	$12,667	$498	$283	$41	$224

Total	$19,259	$825	$507	$77	$331

(1) At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.

(2) Of the recorded investment not accruing, $269 million is individually evaluated for impairment with a related allowance of $250 million.

(3) Recast to conform to current period presentation, which includes billed impaired amounts.

Schedule of net recorded investment by credit quality indicator

Lease Receivables

($ in millions)

At December 31, 2018:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$593	$45	$85
A1–A3	678	158	413
Baa1–Baa3	892	417	297
Ba1–Ba2	852	426	191
Ba3–B1	433	171	84
B2–B3	299	90	50
Caa–D	26	10	7

Total	$3,774	$1,319	$1,128

Loan Receivables

($ in millions)

At December 31, 2018:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$1,055	$125	$185
A1–A3	1,206	436	901
Baa1–Baa3	1,587	1,148	648
Ba1–Ba2	1,516	1,175	417
Ba3–B1	770	472	184
B2–B3	531	249	109
Caa–D	47	28	15

Total	$6,712	$3,633	$2,457

Lease Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$422	$49	$68
A1–A3	855	190	544
Baa1–Baa3	980	371	337
Ba1–Ba2	730	448	184
Ba3–B1	443	192	89
B2–B3	367	77	64
Caa–D	51	13	18

Total	$3,847	$1,340	$1,302

Loan Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$724	$129	$120
A1–A3	1,469	502	961
Baa1–Baa3	1,683	982	596
Ba1–Ba2	1,253	1,186	325
Ba3–B1	760	508	157
B2–B3	630	204	113
Caa–D	88	34	31

Total	$6,607	$3,545	$2,303